UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,112)	$ (156)	¥ (3,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	498	70	751
Amortization of intangible assets	2,067	289	2,484
Lease expense to reduce right-of-use assets	2,785	389	2,320
Deferred tax expenses/(benefits)	(821)	(115)	141
Credit losses for accounts receivable	2,283	319	1,829
(Gain)/loss on disposal of property and equipment	730	102	(6)
Share-based compensation expenses	694	97	2,181
Changes in operating assets and liabilities:
Accounts and notes receivable	(5,595)	(781)	(10,617)
Prepayments and other current assets	(281)	(39)	(571)
Other non-current assets	(290)	(40)	(1,057)
Accounts payable	5,696	795	5,567
Deferred revenue and customer deposits	8,984	1,254	(6,381)
Tax payable	23	3	53
Accrued liabilities and other current liabilities	(6,920)	(966)	(13,437)
Operating lease liabilities	(3,052)	(426)	(2,656)
Other non-current liabilities			4
Net cash (used in)/provided by operating activities	5,689	795	(23,312)
Cash flows from investing activities:
Purchase of short-term investments	(100,000)	(13,959)	(60,000)
Proceeds from maturities of short-term investments	100,000	13,959	60,000
Payment for acquisitions, net of cash acquired	(1,000)	(140)
Purchase of property and equipment	(165)	(23)	(381)
Proceeds from disposal of property and equipment	359	50	8
Purchase of intangible assets	(400)	(56)	(344)
Net cash used in investing activities	(1,206)	(169)	(717)
Cash flows from financing activities:
Proceeds from short-term bank loans			3,000
Repayment of short-term bank loans	(3,000)	(419)
Repurchase of common shares	(2,907)	(406)	(1,267)
Prepayment for stock issuance cost	(417)	(58)
Proceeds from exercise of share options	2,191	306
Net cash provided by/(used in) financing activities	(4,133)	(577)	1,733
Effect of exchange rate on cash and cash equivalents and restricted cash	(84)	(12)	(28)
Net (decrease)/increase in cash and cash equivalents and restricted cash	266	37	(22,324)
Cash, cash equivalents and restricted cash at the beginning of period	119,547	16,689	115,007
Cash, cash equivalents and restricted cash at the end of period	119,813	16,726	92,683
Cash and cash equivalents at the end of the period	119,422	16,671	92,178
Restricted cash at the end of the period	391	55	505
Supplemental disclosures of cash flow information:
Income tax paid	4	1	34
Interest expense paid	201	28	135
Non-cash investing and financing activities:
Unpaid offering expenses	1,541	215
Unpaid cash for repurchase of common shares	¥ 2,111	$ 295	¥ 257